Subsequent Events (Details) - Scenario, Unspecified [Domain] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended			30 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jun. 12, 2015	Jun. 09, 2015	Jun. 23, 2014	Apr. 09, 2014
Subsequent Event [Line Items]
Loss on interiors divestiture								$ 136	$ 0	$ 0
Increase of Authorized Stock Repurchase Amount	$ 200										$ 1,175
Stock Repurchase Program, Remaining Authorized Repurchase Amount			$ 375					$ 375			375
accelerated share repurchase, initial stock delivery				1,368,925	1,713,502		3,394,157
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of net cash proceeds to repay debt		100.00%				100.00%
Increase of Authorized Stock Repurchase Amount		$ 125
Stock Repurchase Program, Remaining Authorized Repurchase Amount												$ 500
Accelerated Share Repurchase, Aggregate Purchase Price		$ 500
accelerated share repurchase, initial stock delivery		3,712,297
Percent of value of initial shares received to total ASB program		80.00%
Repayments of Debt		$ 246
Yanfeng Visteon Jinqiao Automotive Trim Systems Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership Percentage of Entities Disposed		12.50%
Proceeds from Divestiture of Businesses and Interests in Affiliates		$ 91
Gain (Loss) on Disposition of Business		62
Term Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount														$ 600	$ 600
Term loan, required periodic payment			0.25%					0.25%
Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 350
Term loan, required periodic payment						0.25%
HVCC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses						$ 3,400
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates						2,700
Loss on interiors divestiture		(2,300)
Electronics business repurchase obligation accrual						(50)
Information technology separation and service obligations		$ 53				53
KRW option contract [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount			$ 2,229					$ 2,229			2,229
Derivative, Gain (Loss) on Derivative, Net								10	$ 0	$ 0
KRW option contract [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Derivative, Gain (Loss) on Derivative, Net						$ (6)
Foreign Exchange Forward [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount													$ 2,229
Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount			$ 660					$ 660			$ 660
Korea (South), Won | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Divestiture, Per Share Price						$ 52,000